Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation costs
Performance costs	£ 1,308	£ 1,145	£ 1,104
Salaries	2,245	2,285	2,373
Social security costs	297	295	269
Post-retirement benefits	181	176	184
Other compensation costs	172	208	237
Total compensation costs	4,203	4,109	4,167
Other resourcing costs
Outsourcing	136	142	211
Redundancy and restructuring	49	47	69
Temporary staff costs	17	14	48
Other	51	53	70
Total other resourcing costs	253	256	398
Total staff costs	4,456	4,365	4,565
Defined contribution schemes
Compensation costs
Post-retirement benefits	121	127	126
Pension defined benefit plans
Compensation costs
Post-retirement benefits	60	49	58
Software | Internally generated
Compensation costs
Salaries	£ 152	£ 156	£ 123